Performance Management	Jun. 29, 2026
Redwheel International Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.redwheel-etfs.com or by calling toll-free to 1-855-RWC-FUND.

Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.redwheel-etfs.com
Performance Availability Phone [Text]	1-855-RWC-FUND
Redwheel International Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.redwheel-etfs.com or by calling toll-free to 1-855-RWC-FUND.

Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.redwheel-etfs.com
Performance Availability Phone [Text]	1-855-RWC-FUND